Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.53%
Aerospace & Defense–6.94%
Axon Enterprise, Inc.(b)	35,081	$18,450,852
Curtiss-Wright Corp.	27,565	8,745,547
Embraer S.A., ADR (Brazil)(b)	123,909	5,724,596
HEICO Corp.(c)	16,183	4,323,936
Howmet Aerospace, Inc.	153,675	19,936,258
		57,181,189
Apparel Retail–1.57%
Burlington Stores, Inc.(b)	54,168	12,909,859
Apparel, Accessories & Luxury Goods–0.70%
Ralph Lauren Corp.(c)	25,971	5,732,839
Application Software–11.00%
AppLovin Corp., Class A(b)	46,168	12,233,135
Datadog, Inc., Class A(b)	79,939	7,930,748
Guidewire Software, Inc.(b)	58,327	10,928,147
HubSpot, Inc.(b)	24,534	14,016,029
Palantir Technologies, Inc., Class A(b)	171,336	14,460,758
Procore Technologies, Inc.(b)	78,072	5,154,313
Q2 Holdings, Inc.(b)	53,598	4,288,376
Samsara, Inc., Class A(b)	206,067	7,898,548
Tyler Technologies, Inc.(b)	23,591	13,715,572
		90,625,626
Asset Management & Custody Banks–3.61%
Ares Management Corp., Class A	116,432	17,070,096
Blue Owl Capital, Inc.(c)	403,653	8,089,206
Hamilton Lane, Inc., Class A(c)	30,650	4,556,735
		29,716,037
Automotive Retail–1.02%
AutoZone, Inc.(b)	2,208	8,418,618
Biotechnology–2.70%
Alnylam Pharmaceuticals, Inc.(b)(c)	34,838	9,406,957
Natera, Inc.(b)	90,928	12,858,128
		22,265,085
Building Products–1.94%
Builders FirstSource, Inc.(b)	47,326	5,912,910
Lennox International, Inc.	17,938	10,060,169
		15,973,079
Cargo Ground Transportation–1.15%
XPO, Inc.(b)	88,016	9,468,761
Communications Equipment–1.16%
Motorola Solutions, Inc.	21,894	9,585,412
Construction & Engineering–3.17%
Comfort Systems USA, Inc.	18,583	5,989,858
EMCOR Group, Inc.	19,530	7,218,874
Quanta Services, Inc.	50,783	12,908,023
		26,116,755
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 1.74%
Wabtec Corp.	79,172	$14,357,842
Consumer Electronics–1.42%
Garmin Ltd.	53,788	11,678,988
Education Services–1.40%
Duolingo, Inc.(b)	37,099	11,520,723
Electrical Components & Equipment–1.05%
Vertiv Holdings Co., Class A	120,033	8,666,383
Electronic Components–0.54%
Coherent Corp.(b)	68,429	4,443,779
Electronic Manufacturing Services–1.58%
Flex Ltd.(b)(c)	393,007	13,000,672
Financial Exchanges & Data–3.36%
Nasdaq, Inc.	132,351	10,040,147
Tradeweb Markets, Inc., Class A	118,771	17,632,743
		27,672,890
Health Care Distributors–2.81%
Cencora, Inc.	83,092	23,107,054
Health Care Equipment–2.24%
Globus Medical, Inc., Class A(b)	92,630	6,780,516
Insulet Corp.(b)	44,566	11,703,477
		18,483,993
Health Care Facilities–3.52%
Encompass Health Corp.	194,285	19,677,185
Tenet Healthcare Corp.(b)	69,116	9,296,102
		28,973,287
Health Care Services–0.85%
Labcorp Holdings, Inc.	30,006	6,983,596
Hotels, Resorts & Cruise Lines–2.89%
Hilton Worldwide Holdings, Inc.	60,289	13,718,762
Viking Holdings Ltd.(b)	203,662	8,095,565
Wyndham Hotels & Resorts, Inc.	22,079	1,998,370
		23,812,697
Independent Power Producers & Energy Traders–0.76%
Vistra Corp.	53,233	6,251,683
Industrial Machinery & Supplies & Components–0.76%
ITT, Inc.	48,656	6,284,409
Insurance Brokers–2.58%
Brown & Brown, Inc.(c)	123,563	15,371,237
Ryan Specialty Holdings, Inc., Class A	80,168	5,922,010
		21,293,247
Interactive Media & Services–0.69%
Reddit, Inc., Class A(b)	54,378	5,704,252
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Internet Services & Infrastructure–3.84%
Cloudflare, Inc., Class A(b)	97,167	$10,949,749
GoDaddy, Inc., Class A(b)	114,704	20,662,779
		31,612,528
Investment Banking & Brokerage–2.80%
Evercore, Inc., Class A	34,853	6,960,841
Jefferies Financial Group, Inc.	13,156	704,767
Raymond James Financial, Inc.(c)	62,674	8,706,045
Robinhood Markets, Inc., Class A(b)	159,911	6,655,496
		23,027,149
Leisure Facilities–0.72%
Planet Fitness, Inc., Class A(b)	61,409	5,932,723
Life Sciences Tools & Services–0.93%
Bio-Techne Corp.	69,333	4,064,994
Repligen Corp.(b)	28,087	3,573,790
		7,638,784
Managed Health Care–0.61%
HealthEquity, Inc.(b)(c)	56,948	5,032,495
Movies & Entertainment–1.14%
Spotify Technology S.A. (Sweden)(b)	17,099	9,404,963
Oil & Gas Equipment & Services–0.89%
TechnipFMC PLC (United Kingdom)	231,779	7,345,077
Oil & Gas Exploration & Production–0.52%
Coterra Energy, Inc.	146,971	4,247,462
Oil & Gas Storage & Transportation–4.03%
Cheniere Energy, Inc.	47,069	10,891,767
Targa Resources Corp.	111,241	22,300,483
		33,192,250
Other Specialty Retail–0.76%
Chewy, Inc., Class A(b)	193,758	6,299,073
Paper & Plastic Packaging Products & Materials–0.47%
Packaging Corp. of America	19,658	3,892,677
Real Estate Services–2.22%
CBRE Group, Inc., Class A(b)	45,479	5,947,744
Jones Lang LaSalle, Inc.(b)	49,744	12,332,035
		18,279,779
Research & Consulting Services–1.50%
Verisk Analytics, Inc.	41,440	12,333,373
Restaurants–2.53%
Cava Group, Inc.(b)(c)	74,519	6,439,187
Dutch Bros, Inc., Class A(b)	65,179	4,024,151
Shares		Value
Restaurants–(continued)
Texas Roadhouse, Inc.	62,168	$10,359,054
		20,822,392
Semiconductors–2.90%
Astera Labs, Inc.(b)	66,979	3,996,637
MACOM Technology Solutions Holdings, Inc.(b)	95,701	9,606,466
Monolithic Power Systems, Inc.	17,718	10,276,086
		23,879,189
Steel–1.53%
Carpenter Technology Corp.	45,291	8,205,823
Steel Dynamics, Inc.	35,356	4,422,329
		12,628,152
Systems Software–3.37%
Check Point Software Technologies Ltd. (Israel)(b)	44,949	10,244,776
CyberArk Software Ltd.(b)	51,825	17,516,850
		27,761,626
Transaction & Payment Processing Services–0.62%
Toast, Inc., Class A(b)	153,368	5,087,217
Total Common Stocks & Other Equity Interests (Cost $649,711,753)		778,645,664
Money Market Funds–3.79%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	11,027,303	11,027,303
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	20,203,211	20,203,211
Total Money Market Funds (Cost $31,230,514)		31,230,514
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.32% (Cost $680,942,267)		809,876,178
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.25%
Invesco Private Government Fund, 4.34%(d)(e)(f)	5,142,969	5,142,969
Invesco Private Prime Fund, 4.46%(d)(e)(f)	13,399,866	13,403,886
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,546,855)		18,546,855
TOTAL INVESTMENTS IN SECURITIES–100.57% (Cost $699,489,122)		828,423,033
OTHER ASSETS LESS LIABILITIES—(0.57)%		(4,708,835)
NET ASSETS–100.00%		$823,714,198
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,213,703	$37,202,641	$(32,389,041)	$-	$-	$11,027,303	$75,933
Invesco Treasury Portfolio, Institutional Class	11,263,669	69,090,617	(60,151,075)	-	-	20,203,211	136,989
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,942,461	126,338,314	(135,137,806)	-	-	5,142,969	177,459*
Invesco Private Prime Fund	36,358,462	237,731,812	(260,686,388)	-	-	13,403,886	476,478*
Total	$67,778,295	$470,363,384	$(488,364,310)	$-	$-	$49,777,369	$866,859

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$778,645,664	$—	$—	$778,645,664
Money Market Funds	31,230,514	18,546,855	—	49,777,369
Total Investments	$809,876,178	$18,546,855	$—	$828,423,033
Invesco V.I. Discovery Mid Cap Growth Fund